Trade Payables and Accruals	12 Months Ended
Jan. 31, 2021
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Trade Payables and Accruals
13.	TRADE PAYABLES AND ACCRUALS
The Company’s trade payables and accruals were as follows, a
s
 at:

	January 31, 2021	January 31, 2020
Trade payables	$814.7	$754.8
Wages and related employee accruals	195.0	138.8
Other accruals	286.8	192.2
Total trade payables and accruals	$1,296.5	$1,085.8